CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 64,898	$ 108,111
Restricted cash	392	31,836
Term deposits	4,359	12,202
Accounts receivable, net of allowance for doubtful accounts of $14,329 and $14,261 as of March 31, 2016 and 2017, respectively	79,576	74,163
Inventories	6,781	4,015
Deferred tax assets-current	9,635	8,064
Amount due from related parties	4,538	4,653
Prepaid expenses and other current assets	49,736	62,659
Total current assets	219,915	305,703
Property and equipment, net	163,081	130,170
Acquired intangible assets, net	25,852	37,179
Goodwill	107,237	108,839
Long-term investments	180,758	200,108
Deferred tax assets-non-current	16,698	8,077
Rental deposit and other non-current assets	14,950	13,565
TOTAL ASSETS	728,491	803,641
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $22,685 and $34,637 of March 31, 2016 and 2017, respectively)	39,892	28,135
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $41,319 and $48,910 of March 31, 2016 and 2017, respectively)	59,278	47,404
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $7,386 and $6,414 of March 31, 2016 and 2017, respectively)	11,951	8,216
Deferred revenues (including deferred revenues of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $52,210 and $57,361 of March 31, 2016 and 2017, respectively)	64,740	61,881
Short term borrowings (including short term borrowings of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $53,364 and $111,299 of March 31, 2016 and 2017, respectively)	111,299	53,364
Total current liabilities	287,160	199,000
Long-term borrowings (including long term borrowings of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of 229,467 and $101,697 of March 31, 2016 and 2017, respectively)	101,697	229,467
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $9,422 and $7,009 of March 31, 2016 and 2017, respectively)	7,229	9,772
TOTAL LIABILITIES	396,086	438,239
Commitments and contingencies (Note 23)
iKang Healthcare Group, Inc. shareholders' equity
Additional paid-in capital	436,649	436,746
Statutory reserve	14,761	11,529
Accumulated deficit	(112,698)	(98,215)
Accumulated other comprehensive loss	(26,622)	(7,577)
Total iKang Healthcare Group, Inc. shareholders' equity	312,437	342,826
Non-controlling interests	19,968	22,576
TOTAL EQUITY	332,405	365,402
TOTAL LIABILITIES AND EQUITY	728,491	803,641
Class A common shares
iKang Healthcare Group, Inc. shareholders' equity
Common shares	339	335
Class C common shares
iKang Healthcare Group, Inc. shareholders' equity
Common shares	$ 8	$ 8